Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2022

Shares	Security Description	Fair Value
	COMMON STOCKS 99.7%
	COMMUNICATION SERVICES 2.6%
579,923	Marcus Corp/The (a)	$10,264,637

	CONSUMER DISCRETIONARY 5.1%
108,280	Gentherm Inc (a)	7,908,771
57,100	Polaris Inc	6,013,772
129,245	Sleep Number Corp (a)	6,554,014
		20,476,557
	CONSUMER STAPLES 5.1%
71,000	Casey's General Stores Inc	14,070,070
71,600	MGP Ingredients Inc	6,128,244
		20,198,314
	FINANCIALS 17.9%
139,441	Alerus Financial Corp	3,854,149
309,261	Associated Banc-Corp	7,038,781
111,900	Cullen/Frost Bankers Inc	15,488,079
210,456	First Interstate BancSystem, Inc	7,738,467
273,900	Glacier Bancorp Inc	13,771,692
154,078	QCR Holdings Inc	8,719,274
159,500	Wintrust Financial Corp	14,822,335
		71,432,777
	HEALTH CARE 12.8%
24,900	Bio-Techne Corp	10,782,696
121,900	Catalent Inc (a)	13,518,710
89,445	CVRx Inc (a)	535,776
64,900	Inspire Medical Systems Inc (a)	16,659,181
266,463	IntriCon Corp (a)	6,357,807
70,127	SurModics Inc (a)	3,178,857
		51,033,027
	INDUSTRIALS 26.1%
343,078	AAR Corp (a)	16,615,267
302,300	AZEK Co Inc/The (a)	7,509,132
120,404	Donaldson Co Inc	6,252,580
258,818	Enerpac Tool Group Corp	5,665,526
13,872	Generac Holdings Inc (a)	4,123,591
54,700	Graco Inc	3,813,684
118,600	Hub Group Inc, Class A (a)	9,157,106
170,300	Hyliion Holdings Corp (a)	754,429
17,200	John Bean Technologies Corp	2,037,684
351,800	nVent Electric PLC (d)	12,235,604
141,100	Oshkosh Corp	14,201,715
43,200	Proto Labs Inc (a)	2,285,280
180,551	Tennant Co	14,227,419
59,000	Toro Co/The	5,043,910
		103,922,927

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)		March 31, 2022

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	INFORMATION TECHNOLOGY 21.0%
186,567	Cambium Networks Corp (a)(b)	$4,410,444
23,800	CMC Materials Inc	4,412,520
74,678	CyberOptics Corp (a)	3,030,433
403,529	Digi International Inc (a)	8,683,944
37,300	Entegris Inc	4,895,998
96,400	Envestnet Inc (a)	7,176,016
360,450	Jamf Holding Corp (a)	12,547,264
63,200	Littelfuse Inc	15,762,712
117,120	Plexus Corp (a)	9,581,587
201,790	SkyWater Technology Inc (a)	2,185,386
91,980	Workiva Inc (a)	10,853,640
		83,539,944
	MATERIALS 3.0%
184,300	HB Fuller Co	12,176,701

	REAL ESTATE 2.1%
489,200	Physicians Realty Trust	8,580,568

	UTILITIES 4.0%
115,700	Black Hills Corp	8,911,214
116,500	NorthWestern Corp	7,047,085
		15,958,299

	TOTAL COMMON STOCKS	$397,583,751
	(cost $275,387,104)

	SHORT-TERM INVESTMENTS 0.1%
175,509	First American Government Obligations Fund, Class X, 0.019% (c)	$175,509
	(cost $175,509)

	TOTAL INVESTMENTS 99.8%	$397,759,260
	(cost $275,562,613)

	OTHER ASSETS AND LIABILITIES (NET) 0.2%	918,899

	TOTAL NET ASSETS 100.0%	$398,678,159

(a)	Non-income producing.
(b)	Foreign security denominated in U.S. dollars. As of March 31, 2022, these securities represented $4,410,444 or 1.1% of total net assets.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(d)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the "Adviser") defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Small Cap Fund NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2022

The Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Shares of underlying mutual funds are valued at their respective Net Asset Value (NAV). Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis. Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2022, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2022:

Small Cap Fund
Level 1*	$397,759,260
Level 2	-
Level 3	-
Total	$397,759,260

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2022.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:
Small Cap Fund
Cost of investments	$269,496,053
Gross unrealized appreciation	$172,449,095
Gross unrealized depreciation	(13,954,269)
Net unrealized appreciation	$158,494,826
Undistributed ordinary income	$-
Undistributed long-term capital gains	8,661,791
Total distributable earnings	$8,661,791
Other accumulated earnings	-
Total accumulated earnings	$167,156,617